Goodwill - Additional Information (Details)		12 Months Ended
	Jan. 01, 2019 USD ($) segment ReportingUnit	Dec. 31, 2019 USD ($) segment ReportingUnit	Dec. 31, 2018 USD ($) segment ReportingUnit	Dec. 31, 2017 USD ($) segment ReportingUnit
Goodwill
Number of operating segments | segment		2
Impairment under acquisition		$ 0	$ 0	$ 0
Goodwill		$ 65,710,000	$ 48,496,000
Changyi Group
Goodwill
Number of operating segments | segment	2		1	1
Number of reporting units accounted for goodwill | ReportingUnit	2	1	1	1
Goodwill	$ 16,089,000
Marketing Solutions
Goodwill
Goodwill		$ 49,621,000	$ 48,496,000
Marketing Solutions | Changyi Group
Goodwill
Goodwill		5,531,000
Enterprise Solutions
Goodwill
Goodwill		16,089,000
Enterprise Solutions | Other acquisitions
Goodwill
Goodwill		$ 49,621,000